CAPITAL LEASE (Narrative) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) mo d $ / shares $ / mo shares	Mar. 31, 2015 USD ($) mo d $ / shares $ / mo shares
Capital Lease 1		$ 190,756
Capital Lease 2 | mo		60
Capital Lease 3 | $ / mo		3,864
Capital Lease 4		$ 1
Capital Lease 5		$ 188,000
Capital Lease 6 | mo		60
Capital Lease 7		$ 3,812
Capital Lease 8 | d		30
Capital Lease 9		$ 1.00
Capital Lease 10		347,161
Capital Lease 11		$ 600,000
Capital Lease 12		3.4667%
Capital Lease 13 | shares		3,600,000
Capital Lease 14 | $ / shares		$ 0.125
Capital Lease 15 | shares		900,000
Capital Lease 16		$ 800,000
Capital Lease 17		3.4667%
Capital Lease 18		3,600,000
Capital Lease 19 | shares		5,100,000
Capital Lease 20 | $ / shares		$ 0.10
Capital Lease 21 | shares		900,000
Capital Lease 22 | shares		665,822
Capital Lease 23 | shares		680,277
Capital Lease 24 | shares		347,271
Capital Lease 25 | shares		789,940
Capital Lease 26 | shares		905,267
Capital Lease 27		90.00%
Capital Lease 28		$ 309,028
Capital Lease 29		$ 735,781
Capital Lease 1	$ 190,756
Capital Lease 2	60
Capital Lease 3 | $ / mo	3,864
Capital Lease 4	$ 1
Capital Lease 5	$ 188,000
Capital Lease 6 | mo	60
Capital Lease 7	$ 3,812
Capital Lease 8 | d	30
Capital Lease 9	$ 1.00
Capital Lease 10	347,161
Capital Lease 11	$ 600,000
Capital Lease 12	3.4667%
Capital Lease 13 | shares	3,600,000
Capital Lease 14 | $ / shares	$ 0.125
Capital Lease 15 | shares	900,000
Capital Lease 16	$ 800,000
Capital Lease 17	3.4667%
Capital Lease 18	3,600,000
Capital Lease 19 | shares	5,100,000
Capital Lease 20 | $ / shares	$ 0.10
Capital Lease 21 | shares	900,000
Capital Lease 22 | shares	665,822
Capital Lease 23 | shares	680,277
Capital Lease 24 | shares	347,271
Capital Lease 25 | shares	789,940
Capital Lease 26 | shares	905,267
Capital Lease 27	90.00%
Capital Lease 28	$ 309,028
Capital Lease 29	$ 735,781